Segment and Geographic Information Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected segment financial data [Abstract]
Revenue from external customers	$ 1,459,050	$ 1,430,789	$ 1,328,180
Intersegment revenue	67,188	62,117	50,247
Total revenue	1,526,238	1,492,906	1,378,427
Operating income (loss)	191,208	190,823	174,577
Interest expense	16,901	19,439	20,384
Earnings (loss) before income taxes	174,307	171,384	154,193
Assets	1,776,643	1,654,164	1,599,268
Capital expenditures	103,806	72,200	55,823
Depreciation and amortization	48,352	46,099	43,423
Flavors And Fragrances [Member]
Selected segment financial data [Abstract]
Revenue from external customers	837,549	821,933	774,792
Intersegment revenue	37,732	35,527	31,255
Total revenue	875,281	857,460	806,047
Operating income (loss)	122,997	129,436	120,329
Interest expense	0	0	0
Earnings (loss) before income taxes	122,997	129,436	120,329
Assets	860,395	803,844	784,143
Capital expenditures	49,781	34,999	27,129
Depreciation and amortization	27,021	26,743	24,836
Color [Member]
Selected segment financial data [Abstract]
Revenue from external customers	467,975	467,691	430,782
Intersegment revenue	26,170	24,190	16,679
Total revenue	494,145	491,881	447,461
Operating income (loss)	94,058	90,217	77,404
Interest expense	0	0	0
Earnings (loss) before income taxes	94,058	90,217	77,404
Assets	738,918	695,251	676,656
Capital expenditures	46,003	30,121	22,306
Depreciation and amortization	15,456	14,086	13,473
Corporate And Other [Member]
Selected segment financial data [Abstract]
Revenue from external customers	153,526	141,165	122,606
Intersegment revenue	3,286	2,400	2,313
Total revenue	156,812	143,565	124,919
Operating income (loss)	(25,847)	(28,830)	(23,156)
Interest expense	16,901	19,439	20,384
Earnings (loss) before income taxes	(42,748)	(48,269)	(43,540)
Assets	177,330	155,069	138,469
Capital expenditures	8,022	7,080	6,388
Depreciation and amortization	$ 5,875	$ 5,270	$ 5,114